First Trust Nasdaq BuyWrite Income ETF Expense Example, No Redemption - First Trust Nasdaq BuyWrite Income ETF - First Trust Nasdaq BuyWrite Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930